AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 55.9%
Information Technology – 16.3%
Communications Equipment – 0.1%
Cisco Systems, Inc.	14,232	$688,544

Electronic Equipment, Instruments & Components – 0.6%
CDW Corp./DE	20,234	4,266,946

Semiconductors & Semiconductor Equipment – 3.6%
Advanced Micro Devices, Inc.(a)	4,089	495,423
Broadcom, Inc.	2,109	1,952,365
KLA Corp.	2,753	1,499,339
NVIDIA Corp.	29,137	13,627,375
NXP Semiconductors NV	18,298	3,734,256
QUALCOMM, Inc.	27,634	3,566,168
Texas Instruments, Inc.	8,454	1,291,010

		26,165,936

Software – 8.5%
Adobe, Inc.(a)	11,318	6,915,411
Autodesk, Inc.(a)	2,226	486,225
Gen Digital, Inc.	102,146	2,255,384
Microsoft Corp.	106,877	40,496,764
Oracle Corp.	69,129	8,033,481
ServiceNow, Inc.(a)	2,863	1,963,274
Workday, Inc. - Class A(a)	4,931	1,334,920

		61,485,459

Technology Hardware, Storage & Peripherals – 3.5%
Apple, Inc.	119,758	22,748,032
Western Digital Corp.(a)	47,674	2,303,131

		25,051,163

		117,658,048

Health Care – 9.2%
Biotechnology – 1.4%
Gilead Sciences, Inc.	412	31,559
Regeneron Pharmaceuticals, Inc.(a)	4,522	3,725,269
Vertex Pharmaceuticals, Inc.(a)	17,565	6,232,238

		9,989,066

Health Care Equipment & Supplies – 1.3%
Edwards Lifesciences Corp.(a)	46,662	3,159,484
Intuitive Surgical, Inc.(a)	2,352	731,096
Medtronic PLC	69,480	5,507,679

		9,398,259

Health Care Providers & Services – 3.4%
Elevance Health, Inc.	12,386	5,938,963
HCA Healthcare, Inc.	9,916	2,483,760
UnitedHealth Group, Inc.	28,653	15,844,249

		24,266,972

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 1.7%
Danaher Corp.	2,462	$549,789
Illumina, Inc.(a)	10,036	1,023,170
IQVIA Holdings, Inc.(a)	27,684	5,927,145
Thermo Fisher Scientific, Inc.	4,474	2,218,030
Waters Corp.(a)	9,113	2,557,199

		12,275,333

Pharmaceuticals – 1.4%
Johnson & Johnson	9,589	1,483,035
Merck & Co., Inc.	10,156	1,040,787
Pfizer, Inc.	8,730	266,003
Roche Holding AG (Sponsored ADR)	94,666	3,189,297
Zoetis, Inc.	25,494	4,504,025

		10,483,147

		66,412,777

Financials – 7.4%
Banks – 2.1%
Bank of America Corp.	220,137	6,711,977
JPMorgan Chase & Co.	7,890	1,231,471
PNC Financial Services Group, Inc. (The)	7,643	1,023,857
Wells Fargo & Co.	139,617	6,225,522

		15,192,827

Capital Markets – 1.8%
Charles Schwab Corp. (The)	66,870	4,100,469
Goldman Sachs Group, Inc. (The)	16,342	5,581,447
LPL Financial Holdings, Inc.	11,718	2,604,911
S&P Global, Inc.	957	397,949

		12,684,776

Financial Services – 2.2%
PayPal Holdings, Inc.(a)	23,983	1,381,660
Visa, Inc. - Class A	57,272	14,700,577

		16,082,237

Insurance – 1.3%
Progressive Corp. (The)	45,687	7,494,039
Willis Towers Watson PLC	8,660	2,132,958

		9,626,997

		53,586,837

Communication Services – 6.1%
Diversified Telecommunication Services – 0.7%
Comcast Corp. - Class A	120,151	5,033,126

Entertainment – 0.4%
Walt Disney Co. (The)(a)	32,625	3,024,011

Interactive Media & Services – 4.4%
Alphabet, Inc. - Class A(a)	12,280	1,627,468
Alphabet, Inc. - Class C(a)	141,188	18,907,897
Meta Platforms, Inc. - Class A(a)	33,725	11,033,134

		31,568,499

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.	29,971	$4,509,137

		44,134,773

Consumer Discretionary – 5.3%
Automobile Components – 0.0%
Magna International, Inc.	4,191	225,937

Automobiles – 0.2%
Stellantis NV	62,538	1,354,573

Broadline Retail – 1.8%
Amazon.com, Inc.(a)	89,436	13,065,705

Hotels, Restaurants & Leisure – 0.9%
Booking Holdings, Inc.(a)	236	737,665
Hyatt Hotels Corp. - Class A	11,780	1,351,873
Restaurant Brands International, Inc.	46,390	3,297,401
Starbucks Corp.	8,298	823,992

		6,210,931

Specialty Retail – 1.7%
AutoZone, Inc.(a)	1,837	4,794,441
Home Depot, Inc. (The)	24,799	7,774,239

		12,568,680

Textiles, Apparel & Luxury Goods – 0.7%
NIKE, Inc. - Class B	45,064	4,969,207

		38,395,033

Industrials – 3.7%
Aerospace & Defense – 0.2%
RTX Corp.	22,458	1,829,878

Building Products – 0.2%
Otis Worldwide Corp.	17,442	1,496,349

Construction & Engineering – 0.5%
AECOM	23,139	2,056,132
MasTec, Inc.(a)	22,285	1,351,362

		3,407,494

Electrical Equipment – 1.1%
Eaton Corp. PLC	31,912	7,266,043
Regal Rexnord Corp.	6,110	731,978

		7,998,021

Ground Transportation – 0.7%
CSX Corp.	131,818	4,257,722
Norfolk Southern Corp.	3,002	654,916

		4,912,638

Machinery – 0.8%
Ingersoll Rand, Inc.	10,221	730,086
PACCAR, Inc.	54,361	4,991,427

		5,721,513

Company	Shares	U.S. $ Value

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	11,833	$1,480,663

		26,846,556

Consumer Staples – 3.1%
Beverages – 0.7%
Coca-Cola Co. (The)	47,913	2,800,036
Constellation Brands, Inc. - Class A	8,513	2,047,291

		4,847,327

Consumer Staples Distribution & Retail – 1.7%
Costco Wholesale Corp.	7,999	4,741,327
Walmart, Inc.	46,273	7,204,243

		11,945,570

Household Products – 0.7%
Procter & Gamble Co. (The)	34,119	5,237,949

		22,030,846

Energy – 1.9%
Energy Equipment & Services – 0.6%
Baker Hughes Co.	129,054	4,355,573

Oil, Gas & Consumable Fuels – 1.3%
Chevron Corp.	26,222	3,765,479
EOG Resources, Inc.	43,115	5,306,163

		9,071,642

		13,427,215

Materials – 1.3%
Chemicals – 1.3%
Corteva, Inc.	23,187	1,048,052
Linde PLC	11,098	4,592,019
LyondellBasell Industries NV - Class A	40,326	3,835,003
Westlake Corp.	1,866	239,576

		9,714,650

Real Estate – 0.8%
Industrial REITs – 0.4%
Prologis, Inc.	25,402	2,919,452

Real Estate Management & Development – 0.0%
CBRE Group, Inc. - Class A(a)	450	35,532

Specialized REITs – 0.4%
American Tower Corp.	14,069	2,937,326

		5,892,310

Utilities – 0.8%
Electric Utilities – 0.8%
American Electric Power Co., Inc.	37,795	3,006,592
NextEra Energy, Inc.	47,629	2,786,773

		5,793,365

Total Common Stocks (cost $186,969,712)		403,892,410

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 43.7%
Funds and Investment Trusts – 43.7%(b) (c)
AB Discovery Growth Fund, Inc. - Class Z	1,665,102	$17,133,900
AB Trust – AB Discovery Value Fund - Class Z	1,169,863	24,017,280
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	3,492,636	37,895,104
Bernstein Fund, Inc. - International Strategic - Class Z	17,758,472	202,979,339
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	1,273,394	15,739,146
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	724,432	17,965,922

Total Investment Companies (cost $332,490,235)		315,730,691

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(b) (c) (d) (cost $2,787,128)	2,787,128	2,787,128

Total Investments – 100.0% (cost $522,247,075)(e)		722,410,229
Other assets less liabilities – 0.0%		212,239

Net Assets – 100.0%		$722,622,468

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of November 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $222,984,424 and gross unrealized depreciation of investments was $(22,821,270), resulting in net unrealized appreciation of $200,163,154.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Tax-Managed Wealth Appreciation Strategy

November 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$403,892,410	$—	$—	$403,892,410
Investment Companies	315,730,691	—	—	315,730,691
Short-Term Investments	2,787,128	—	—	2,787,128

Total Investments in Securities	722,410,229	—	—	722,410,229
Other Financial Instruments(b)	—	—	—	—

Total	$722,410,229	$—	$—	$722,410,229

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2023 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr (Depr) (000)	Market Value 11/30/2023 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$17,900	$0	$0	$0	$(766)	$17,134	$0	$0
AB Trust - AB Discovery Value Fund	25,046	0	412	(108)	(509)	24,017	0	0
Bernstein Fund, Inc. - International Small Cap Portfolio	38,559	0	0	0	(664)	37,895	0	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	200,868	0	891	(175)	3,177	202,979	0	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	16,928	0	685	(173)	(331)	15,739	0	0
Government Money Market Portfolio	2,676	20,935	20,824	0	0	2,787	25	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	17,966	0	0	0	0	17,966	0	0
Total	$319,943	$20,935	$22,812	$(456)	$907	$318,517	$25	$0